Short-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Debt [Abstract]
Schedule of short-term debt
Short-term debt consists of the following:

	2020	2019
Short-term bank loans (i)	—	10,794
Revolving Credit Facility (ii)	—	2,500
Bank overdrafts	—	2
	$—	$13,296
as of the last day of each quarter during the agreement, with a consolidated net indebtedness (including interest payable) to EBITDA ratio lower than:

As of December 31, 2020	9.5
As of March 31, 2021	15.25
As of June 30, 2021	5.25
As of September 30, 2021	4.25